Quarterly portfolio holdings
John Hancock
International Dynamic Growth Fund
International equity
July 31, 2026
Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.

Fund’s investments

As of 7-31-26 (unaudited)
	Shares	Value
Common stocks 93.5%		$4,488,591,319
(Cost $3,526,016,907)
Brazil 2.7%		131,489,392
Banco BTG Pactual SA	4,414,000	49,459,022
Embraer SA, ADR	1,200,503	82,030,370
Canada 3.7%		177,150,324
Cameco Corp.	507,400	43,788,745
Royal Bank of Canada	637,173	133,361,579
Chile 0.8%		37,197,063
Antofagasta PLC	746,321	37,197,063
China 2.2%		103,829,635
Contemporary Amperex Technology Company, Ltd., Class A	1,771,090	103,829,635
Finland 0.9%		44,118,780
Nokia OYJ, ADR	4,827,000	44,118,780
France 7.2%		345,315,598
Safran SA	412,405	162,067,448
Societe Generale SA	1,949,518	183,248,150
Germany 4.9%		236,610,906
AIXTRON SE	971,349	40,972,642
Siemens Energy AG	1,145,135	195,638,264
India 0.9%		43,890,365
ICICI Bank, Ltd., ADR (A)	1,463,500	43,890,365
Israel 1.0%		47,277,597
Tower Semiconductor, Ltd. (B)	215,221	47,277,597
Italy 1.6%		75,235,641
FinecoBank SpA	2,746,142	75,235,641
Japan 15.8%		760,133,748
Advantest Corp.	449,510	88,815,059
Fast Retailing Company, Ltd.	163,670	80,144,169
Fujikura, Ltd.	2,757,000	69,962,578
Hitachi, Ltd.	1,096,600	35,936,169
Ibiden Company, Ltd.	602,250	60,250,803
Keyence Corp.	201,700	101,170,021
Mitsubishi Estate Company, Ltd.	2,419,500	58,738,611
Mitsubishi Heavy Industries, Ltd.	3,399,600	79,422,564
Mitsubishi UFJ Financial Group, Inc.	7,901,000	176,480,669
Murata Manufacturing Company, Ltd.	202,200	9,213,105
Luxembourg 1.6%		75,992,532
Millicom International Cellular SA (A)	795,900	75,992,532
Netherlands 7.4%		355,855,052
ABN AMRO Bank NV	3,481,173	157,479,593
ASM International NV	63,570	58,875,275
ASML Holding NV	84,651	139,500,184
South Africa 0.8%		39,684,142
Gold Fields, Ltd.	1,228,880	39,684,142
South Korea 8.0%		382,274,626
APR Corp.	179,068	39,741,425
Samsung Electronics Company, Ltd.	816,966	142,196,845
2	JOHN HANCOCK INTERNATIONAL DYNAMIC GROWTH FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Shares	Value
South Korea (continued)
SK Hynix, Inc.	176,406	$200,336,356
Sweden 1.6%		74,552,767
Epiroc AB, A Shares	1,168,737	29,962,474
Swedish Orphan Biovitrum AB (B)	899,792	44,590,293
Switzerland 8.8%		424,797,649
Accelleron Industries AG	454,946	41,189,209
Lonza Group AG	94,591	65,927,826
Roche Holding AG	232,500	101,623,977
Sandoz Group AG	867,624	70,726,830
STMicroelectronics NV, NYRS	874,600	45,820,294
UBS Group AG	1,882,595	99,509,513
Taiwan 10.8%		519,498,758
ASPEED Technology, Inc.	107,510	46,954,506
Delta Electronics, Inc.	1,204,300	59,248,688
Taiwan Semiconductor Manufacturing Company, Ltd.	5,587,700	413,295,564
United Kingdom 12.8%		613,686,744
AstraZeneca PLC	347,551	59,121,767
BAE Systems PLC	1,099,593	31,128,616
Halma PLC	741,939	35,447,607
InterContinental Hotels Group PLC	311,852	50,428,685
Rolls-Royce Holdings PLC	13,292,647	265,182,746

Standard Chartered PLC	1,524,385	45,072,236
Unilever PLC, ADR	2,007,650	127,305,087
Exchange-traded funds 3.0%		$145,213,500
(Cost $130,582,962)
iShares Core MSCI EAFE ETF	1,478,000	145,213,500

	Yield (%)	Shares	Value
Short-term investments 0.5%			$24,800,744
(Cost $24,800,012)
Short-term funds 0.5%			24,800,744
John Hancock Collateral Trust (C)	3.5672(D)	2,480,149	24,800,744

Total investments (Cost $3,681,399,881) 97.0%	$4,658,605,563
Other assets and liabilities, net 3.0%	145,058,271
Total net assets 100.0%	$4,803,663,834

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
Security Abbreviations and Legend
ADR	American Depositary Receipt
NYRS	New York Registry Shares
(A)	All or a portion of this security is on loan as of 7-31-26. The value of securities on loan amounted to $41,880,866. In addition to the cash collateral invested in John Hancock Collateral Trust, if any, non-cash collateral of $18,057,910 in the form of U.S. Treasuries was pledged to the fund.
(B)	Non-income producing security.
(C)	Investment is an affiliate of the fund, the advisor and/or subadvisor. This security represents the investment of cash collateral received for securities lending.
(D)	The rate shown is the annualized seven-day yield as of 7-31-26.
The fund had the following sector composition as a percentage of net assets on 7-31-26:
Information technology	31.8%
Financials	23.1%
Industrials	22.8%
Health care	7.2%
Consumer staples	3.5%
Consumer discretionary	2.8%
Materials	1.6%
SEE NOTES TO FUND’S INVESTMENTS	JOHN HANCOCK INTERNATIONAL DYNAMIC GROWTH FUND | QUARTERLY REPORT	3

Communication services	1.6%
Real estate	1.2%
Energy	0.9%
Short-term investments and other	3.5%
TOTAL	100.0%
4	JOHN HANCOCK INTERNATIONAL DYNAMIC GROWTH FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

Notes to Fund’s investments (unaudited)
Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the Valuation Policies and Procedures of the Advisor, John Hancock Investment Management LLC, the fund’s valuation designee.
In order to value the securities, the fund uses the following valuation techniques: Equity securities, including exchange-traded or closed-end funds, are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Investments by the fund in open-end mutual funds, including John Hancock Collateral Trust (JHCT), are valued at their respective NAVs each business day. Foreign securities and currencies are valued in U.S. dollars based on foreign currency exchange rates supplied by an independent pricing vendor.
In certain instances, the Pricing Committee of the Advisor may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.
Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the Pricing Committee following procedures established by the Advisor and adopted by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed. Trading in foreign securities may be completed before the scheduled daily close of trading on the NYSE. Significant events at the issuer or market level may affect the values of securities between the time when the valuation of the securities is generally determined and the close of the NYSE. If a significant event occurs, these securities may be fair valued, as determined in good faith by the Pricing Committee, following procedures established by the Advisor and adopted by the Board of Trustees. The Advisor uses fair value adjustment factors provided by an independent pricing vendor to value certain foreign securities in order to adjust for events that may occur between the close of foreign exchanges or markets and the close of the NYSE.
The fund uses a three tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities, including registered investment companies. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the Advisor’s assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.
The following is a summary of the values by input classification of the fund’s investments as of July 31, 2026, by major security category or type:
	Total value at 7-31-26	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs

Investments in securities:
Assets
Common stocks
Brazil	$131,489,392	$131,489,392	—	—
Canada	177,150,324	177,150,324	—	—
Chile	37,197,063	—	$37,197,063	—
China	103,829,635	—	103,829,635	—
Finland	44,118,780	44,118,780	—	—
France	345,315,598	—	345,315,598	—
Germany	236,610,906	—	236,610,906	—
India	43,890,365	43,890,365	—	—
Israel	47,277,597	47,277,597	—	—
Italy	75,235,641	—	75,235,641	—
Japan	760,133,748	—	760,133,748	—
Luxembourg	75,992,532	75,992,532	—	—
Netherlands	355,855,052	—	355,855,052	—
South Africa	39,684,142	—	39,684,142	—
South Korea	382,274,626	—	382,274,626	—
Sweden	74,552,767	—	74,552,767	—
Switzerland	424,797,649	45,820,294	378,977,355	—
Taiwan	519,498,758	—	519,498,758	—
United Kingdom	613,686,744	127,305,087	486,381,657	—
Exchange-traded funds	145,213,500	145,213,500	—	—
Short-term investments	24,800,744	24,800,744	—	—
Total investments in securities	$4,658,605,563	$863,058,615	$3,795,546,948	—
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Investment in affiliated underlying funds. The fund may invest in affiliated underlying funds that are managed by the Advisor and its affiliates. Information regarding the fund’s fiscal year to date purchases and sales of the affiliated underlying funds as well as income and capital gains earned by the fund, if any, is as follows:
							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
John Hancock Collateral Trust	2,480,149	—	$201,331,176	$(176,531,382)	$218	$732	$37,986	—	$24,800,744
For additional information on the fund’s significant accounting policies and risks, please refer to the fund’s most recent semiannual or annual shareholder report and prospectus.
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